Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Awards Program, restricted stock awards are generally granted annually on fixed dates determined in advance by the Compensation Committee as a routine part of its annual executive compensation review and adjustment practices. On limited occasions, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes. Our Compensation Committee approves all equity award grants on or before the grant date and does not grant restricted stock awards in anticipation of the release of material nonpublic information. Similarly, the Compensation Committee does not time the release of material nonpublic information based on restricted stock award grant dates.
Award Timing Method	Awards Program, restricted stock awards are generally granted annually on fixed dates determined in advance by the Compensation Committee as a routine part of its annual executive compensation review and adjustment practices. On limited occasions, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Compensation Committee approves all equity award grants on or before the grant date and does not grant restricted stock awards in anticipation of the release of material nonpublic information. Similarly, the Compensation Committee does not time the release of material nonpublic information based on restricted stock award grant dates.
MNPI Disclosure Timed for Compensation Value	false